Note 2 (Tables)	6 Months Ended
Jun. 30, 2021
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Hedging Intsruments Affected By IBOR [Table Text Block]

Millions of Euros
	Loans & Advances	Debt Securities Assets	Debt Securities Issued (Liabilities)	Deposits	Derivatives (notional)
EONIA with maturity > December 31, 2021	7	—	—	9,213	102,203
LIBOR ex USD & LIBOR USD 1W/2M with maturity > December 31, 2021	3,666	—	244	1,215	37,695
LIBOR USD with maturity > June 30, 2023	17,308	153	1,975	2,146	372,575
Total	20,980	153	2,219	12,575	512,473